8. LINE OF CREDIT/TERM DEBT - SILICON VALLEY BANK (Details Narrative) - USD ($)	3 Months Ended		4 Months Ended	9 Months Ended	10 Months Ended	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Apr. 29, 2017	Sep. 30, 2017	Oct. 29, 2016	Dec. 31, 2017	Dec. 30, 2017	Dec. 31, 2016	Dec. 30, 2016
Line of credit maximum borrowing capacity						$ 3,000,000
Shares Issued for Loan Guaranty - Related Party (Value)						68,078	$ 68,078	$ 22,123	$ 22,123
Payment of debt issuance costs						22,283		2,400
Unamortized debt discount	$ 120,371					232,767
Line of credit outstanding, current						0		1,000,000
Gain on settlement of debt		$ 107,081				107,081		0
Repayment of credit line	$ 860,000	$ 0
Keshif Ventures LLC [Member]
Shares Issued for Loan Guaranty - Related Party (Value)						$ 68,078		$ 22,123
Shares Issued for Loan Guaranty - Related Party (Shares)						453,857		147,493
Loan and Security Agreement [Member]
Line of credit maximum borrowing capacity						$ 1,500,000		$ 1,000,000
Line of credit maturity date						Mar. 01, 2020
Line of credit interest rate terms						Monthly interest only payments through December 2017.
Payment of debt issuance costs						$ 9,655
Line of credit outstanding, current						0
Proceeds from line of credit						500,000
Repayment of credit line						1,500,000
Loan and Security Agreement [Member] | Keshif Ventures, LLC [Member]
Shares Issued for Loan Guaranty - Related Party (Value)						$ 68,078		$ 22,123
Shares Issued for Loan Guaranty - Related Party (Shares)						453,857		147,493
Gain on settlement of debt						$ 172		$ 2,877
Loan and Security Agreement [Member] | Loan Guaranty [Member] | Keshif Ventures, LLC [Member]
Stock issued for loan guaranty, shares issued			234,302	219,555	147,493
Stock issued for loan guaranty, value			$ 35,145	$ 32,933	$ 22,123
Gain on settlement of debt			$ 2,355	$ (2,183)	$ 2,877
Loan and Security Agreement [Member] | Stock Purchase Agreement [Member] | Keshif Ventures, LLC [Member]
Stock issued for loan guaranty, shares issued								571,429
Stock issued for loan guaranty, value								$ 85,714
Debt issuance costs								$ 11,435